Leases (Tables)	6 Months Ended
Jun. 30, 2024
Leases
Schedule of leases

	Right-of-use assets	Lease liabilities
Balance at January 1, 2023	1,462	1,187
Additions	582	413
Depreciation	(536)	—
Interest expense	—	22
Payments	—	(787)
Effect of foreign exchange rates	(19)	46
Balance at June 30, 2023	1,489	881

Lease liabilities - current		771
Lease liabilities - non-current		110

	Right-of-use assets	Lease liabilities
Balance at January 1, 2024	2,920	2,441
Additions	129	118
Loss on modification	25	22
Depreciation	(793)	—
Interest expense	—	40
Payments	—	(439)
Effect of foreign exchange rates	—	(47)
Balance at June 30, 2024	2,281	2,135

Lease liabilities - current		1,154
Lease liabilities - non-current		981

Schedule of amounts recognized in consolidated statement of profit or loss

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Expense relating to short-term and low-value leases	139	252	80	89
Interest expense on lease liabilities	40	22	18	9
	179	274	98	98

Schedule of cash outflow for leases

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Сash outflow for leases	399	765	112	243
Cash outflow for short-term and low-value leases	139	252	80	89
Total cash outflow for leases	538	1,017	192	332